Income Taxes, Components of Deferred Income Tax (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Components Of Deferred Tax Assets And Liabilities Abstract
Net deferred income tax asset	$ 35,419	$ 31,905
Noncurrent deferred income tax assets
Net operating loss ("NOL") carryforwards	63,240	48,565
Stock-based compensation	22,411	19,079
Compensation and benefits, other	13,673	2,985
Deferred rent	15,822	12,656
Other	25,432	20,554
Gross noncurrent deferred income tax assets	140,578	103,839
Deferred tax assets valuation allowance noncurrent	(40,208)	(29,262)
Total noncurrent deferred tax assets	100,370	74,577
Noncurrent deferred income tax liabilities
Licenses/intangibles	294,738	267,344
Property, plant and equipment	527,547	482,433
Partnership investments	124,221	120,941
Other	3,682	3,049
Total noncurrent deferred tax liabilities	950,188	873,767
Net noncurrent deferred income tax liability	$ 849,818	$ 799,190